Note 18 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance at beginning of period	[1]	$ 97,427
Additions**		20,595	$ 19,915
Impairments***
Initial recognition of right of use assets		146
Disposals		(165)
Balance at end of period		113,651	97,427	[1]
Impairments
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		127,815	109,052
Additions**	[2]	20,595	19,915
Impairments***	[3]	(144)	(822)
Assets held for sale			(214)
Reallocations between asset classes
Foreign exchange movement		18	(116)
Initial recognition of right of use assets		409
Disposals		(228)
Balance at end of period		148,465	127,815
Impairments	[3]	(144)	(822)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		30,388	26,974
Impairments***			(614)
Foreign exchange movement		11	(43)
Balance at end of period		34,814	30,388
Depreciation for the year		4,434	4,071
Impairments			(614)
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,928
Impairments***
Initial recognition of right of use assets		146
Disposals		(149)
Balance at end of period		5,420	5,928
Impairments
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		10,339	9,434
Additions**	[2]	267
Impairments***	[3]
Assets held for sale			(140)
Reallocations between asset classes		25	1,068
Foreign exchange movement		5	(23)
Initial recognition of right of use assets		409
Disposals		(212)
Balance at end of period		10,833	10,339
Impairments	[3]
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		4,411	3,636
Impairments***
Foreign exchange movement
Balance at end of period		5,413	4,411
Depreciation for the year		1,005	775
Impairments
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		68,688
Impairments***
Initial recognition of right of use assets
Disposals
Balance at end of period		84,217	68,688
Impairments
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		74,509	61,498
Additions**	[2]	19,020	18,719
Impairments***	[3]		(60)
Assets held for sale			(74)
Reallocations between asset classes		(2,989)	(5,525)
Foreign exchange movement		2	(49)
Initial recognition of right of use assets
Disposals
Balance at end of period		90,542	74,509
Impairments	[3]		(60)
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		5,821	5,172
Impairments***
Foreign exchange movement
Balance at end of period		6,325	5,821
Depreciation for the year		504	649
Impairments
Tangible exploration and evaluation assets [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967
Impairments***
Initial recognition of right of use assets
Disposals
Balance at end of period		7,139	6,967
Impairments
Tangible exploration and evaluation assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		6,967	6,967
Additions**	[2]	172
Impairments***	[3]
Assets held for sale
Reallocations between asset classes
Foreign exchange movement
Initial recognition of right of use assets
Disposals
Balance at end of period		7,139	6,967
Impairments	[3]
Tangible exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period
Impairments***
Foreign exchange movement
Balance at end of period
Depreciation for the year
Impairments
Machinery [member]
Statement Line Items [Line Items]
Balance at beginning of period		15,318
Impairments***
Initial recognition of right of use assets
Disposals
Balance at end of period		16,345	15,318
Impairments
Machinery [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		32,675	27,881
Additions**	[2]	897	899
Impairments***	[3]	(144)	(529)
Assets held for sale
Reallocations between asset classes		2,964	4,457
Foreign exchange movement		3	(33)
Initial recognition of right of use assets
Disposals
Balance at end of period		36,395	32,675
Impairments	[3]	(144)	(529)
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		17,357	15,382
Impairments***			(429)
Foreign exchange movement
Balance at end of period		20,050	17,357
Depreciation for the year		2,693	2,404
Impairments			(429)
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period		274
Impairments***
Initial recognition of right of use assets
Disposals
Balance at end of period		265	274
Impairments
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		923	943
Additions**	[2]	88	202
Impairments***	[3]		(216)
Assets held for sale
Reallocations between asset classes
Foreign exchange movement		7	(6)
Initial recognition of right of use assets
Disposals
Balance at end of period		1,018	923
Impairments	[3]		(216)
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		649	761
Impairments***			(170)
Foreign exchange movement		5	(41)
Balance at end of period		753	649
Depreciation for the year		99	99
Impairments			(170)
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period		252
Impairments***
Initial recognition of right of use assets
Disposals		(16)
Balance at end of period		265	252
Impairments
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,402	2,329
Additions**	[2]	151	95
Impairments***	[3]		(17)
Assets held for sale
Reallocations between asset classes
Foreign exchange movement		1	(5)
Initial recognition of right of use assets
Disposals		(16)
Balance at end of period		2,538	2,402
Impairments	[3]		(17)
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance at beginning of period		2,150	2,023
Impairments***			(15)
Foreign exchange movement		6	(2)
Balance at end of period		2,273	2,150
Depreciation for the year		$ 133	144
Impairments			$ (15)

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	Included in additions is an amount of $20,093 (2018: $19,323) relating to capital work in progress ("CWIP") and contains $165 (2018: $61) of borrowing costs capitalized from the term loan. As at year end $76,847 of CWIP was included in the closing balance (2018: $62,624).
[3]	The auto-tap transformer was written off due to the large voltage fluctuations at Blanket Mine that caused it to burn out.